Cost of sales (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Cost of Sales
Cost of sales is analysed as follows:

	2019	2018	2017
Opening inventories	84,227	91,077	91,014
Purchases	139,205	177,591	180,872
Labour costs	86,209	89,827	92,330
Third party manufacturers costs	3,919	6,039	8,725
Other manufacturing costs	29,519	29,004	37,605
Government grants related to PPE	(1,463)	(1,061)	(1,068)
Closing inventories	(69,685)	(84,227)	(91,077)

Total	271,931	308,250	318,401